RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)			6 Months Ended		12 Months Ended
	Jun. 20, 2023	Apr. 18, 2023	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Loan repaid			$ 393,442	$ 157,185	$ 281,581
Collected advances from related party			42,360	41,266	70,590	644,366
Mr. Heng Fei Yang [Member]
Related Party Transaction [Line Items]
Total loan proceeds			42,360	41,266	71,000	644,000
Loan repaid			393,442	$ 157,185	282,000	0
Outstanding loan balance			$ 196,268		537,724	734,095
Suzhou Aixi Health Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Sale value		$ 253,000
Collected advances from related party					11,700	587,144
Shanghai Shengji Trade Co., Ltd. [Member]
Related Party Transaction [Line Items]
Sale value	$ 253,000
Collected advances from related party					$ 145,806	$ 56,291